Cover Page Cover Page	Jun. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 25, 2021
Entity Registrant Name	PIERIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-37471
Entity Tax Identification Number	30-0784346
Entity Address, Address Line One	225 State Street, 9th Floor
Entity Address, Postal Zip Code	02109
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
City Area Code	857
Local Phone Number	246-8998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	PIRS
Entity Emerging Growth Company	false
Entity Central Index Key	0001583648
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Security Exchange Name	NASDAQ